Non-controlling Interests (Tables)	6 Months Ended
Jun. 30, 2015
Non-controlling Interests (Abstract)
Non controlling interests
	Six-month period ended June 30,
	2014	2015

Balance at the beginning of the period	$1,218,062	$1,297,567
Net income/(loss) for the period	27,753	39,029
Decrease in DryShips equity for reduction in subsidiary ownership (Notes 12 and 13)	1,719	50,023
Amortization of stock based compensation	672	841
Dividends declared	(10,246)	(20,525)
Other equity components	-	518
Other comprehensive income	311	115
Deconsolidation of Ocean Rig	-	(1,367,568)
Balance at the end of the period	$1,238,271	$-